Angel Oak Mortgage Trust 2025-1 ABS-15G

Exhibit 99.22

2025010257	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
2025010257		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Title located in file dated XXX reflects a Proposed XXX Amount of $XXX. Loan amount $XXX.	Document Uploaded.	XXX	Updated Commitment; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010257		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. CRSE approved exception to guidelines. Exception Type: Other- Income. Guideline: Max XXX NSFs on bank stmts (XXX required review of NSFs for acceptability) Actual: XXX NSFs Rationale: No lates or Derog credit, Employed since XXX, Mortgage history since XXX = XXX Granted by: XXX XXX					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010256		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010256	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010256	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010255	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010254		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010254	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX Credit Report is Expired	Borrower XXX Credit Report is Expired (Greater than XXX days from the Closing Date). Please provide an updated credit report for Borrower XXX	Document Uploaded. ; Document Uploaded.	XXX	Borrower XXX Credit Report is not Expired.; Copy of credit report provided for Borrower XXX is XXX/blank. Please provide a full credit report reflecting scores and credit history for the Co-Borrower,XXX.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010254	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010253	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010253		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Closing Documentation Missing or Defective	Closing documentation reflects incorrect entity name "XXX" and correct entity name is "XXX". Please provide updated closing documentation or addendums to correct the borrower name	XXX: Provided corrected closing docs		XXX: Received corrected closing documentation	XXX		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010252		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Credit Report Aged	XXX days age of credit report > XXX days max allowed	XXX: Uploaded correct XXX! credit report for XXX. :) XXX: Uploaded the credit reports for XXX borrowers. They are less than XXX days XXX.		XXX: Received updated credit report XXX: Credit report for XXX is dated XXX, which is XXX days old. Please provide updated credit report	XXX		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010252		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010252		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010251		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010251	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.; Third Party Valuation Product Not Provided or Not Provided Within Tolerance.; XXX appraisal was provided - utilizing as a XXX value and is within requirements. Cleared.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010251	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010250	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Loan Amount is greater than Guideline Minimum Loan Amount	Audited Loan Amount of $XXX is greater than the Guideline Maximum Loan Amount of $XXX Guidelines matrices for XXX XXX Matrix XXX require a loan limit of $XXX. Please provide an exception and approval for a loan amount over $XXX	Document Uploaded.	XXX	XXX uploaded to file cites this exception and approval is granted.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010250		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010249		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010248		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010248	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010248	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	The Initial 1003 is Missing	The Initial 1003 is Missing The Initial 1003 is missing from the file. Provide the signed initial 1003.	Document Uploaded. ; Document Uploaded.	XXX	Initial 1003; The Initial 1003 is Present; Please provide the initial 1003.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010248	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	XXX. Code § 4973(f)(1); 4973(j) - Tangible Net Benefit Disclosure missing or no evidence it was provided prior to or at consummation or unable to validate tangible net benefit criteria	XXX. Code § 4973(f)(1); 4973(j) - Tangible Net Benefit Disclosure missing or no evidence it was provided prior to or at consummation or unable to validate tangible net benefit criteria.	XXX! I do not see that XXX requires a net tangible benefit disclosure to be signed. In the file we have a copy of the note which shows he is currently at a XXX% rate with a XXX payment due on XXX and we closed the loan with a XXX% rate and no XXX payment so that is the benefit of the refi.	XXX	XXX not required unless loan is XXX covered loan; Exception resolved; Tangible Net Benefit Disclosure was provided prior to or at consummation.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010247	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX 3rd Party VOE Prior to Close Missing	Borrower XXX XXX Party VOE Prior to Close Missing The file is missing a Verbal VOE dated within XXX days of closing. Provide a Verbal VOE within XXX days of closing.	Document Uploaded.	XXX	Updated VOE; Borrower XXX 3rd Party VOE Prior to Close Was Provided	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010246		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010246		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Hazard Insurance Missing or Defective	Missing XXX for XXX	XXX: Uploaded XXX		XXX: Received XXX	XXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010245		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Credit Report Aged	XXX days age of credit report > XXX days max allowed	XXX: credit report		XXX: received new credit report	XXX		D	A	C	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010245		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010245		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX Credit Report is Expired	Borrower XXX Credit Report is Expired (Greater than XXX days from the Closing Date). Guidelines require all credit documents to be no more than XXX-days old on the date the note is signed. The Credit report is >XXX days old. Provide an updated credit report. Additional conditions may apply.	Document Uploaded. Uploaded XXX credit report used for qualifying.	XXX	Borrower XXX Credit Report is not Expired.; Received XXX Credit report which was confirmed used for qualifying. Updating.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010245		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX). Credit score disclosure is missing.	Document Uploaded. Uploaded credit score discl.	XXX	XXX Credit Score Disclosure is provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	B	A	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010244		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Audited DTI of XXX% exceed Guidelines DTI of XXX%, XXX approved exceptions to guidelines. Exception Type Program - Debt Ratios Max XXX% DTI Actual $XXX% Rationale, Borrower is paying all debt off. XXX end exception for overall monthly savings. Granted by XXX XXX.			Audited DTI of XXX% exceeds Guideline DTI of XXX% Audited DTI of XXX% exceed Guidelines DTI of XXX%, CRSE approved exceptions to guidelines. Exception Type Program - Debt Ratios Max XXX% DTI Actual $XXX% Rationale, Borrower is paying all debt off. XXX end exception for overall monthly savings. Granted by XXX XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	B	B	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010244		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements XXX is missing	Document Uploaded.	XXX	Verification of Rent free. CRSE uploaded to the file cites this exception and approval is granted.; Housing History Does Not Meet Guideline Requirements	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010244		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Missing VOM or VOR	Verification of Rent (XXX)/Verification of Mortgage (XXX) Document is Missing. Verification of Rent (XXX) Document is Missing.	Document Uploaded.	XXX	CRSE tied to housing history exception; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010244		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010243		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010242		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010241		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010241		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or XXX fees for non-subject property	Missing verification of XXX payment for XXX. Provide proof of XXX payment. The payment slip in file did not provide a monthly/annual XXX payment.	Document Uploaded.	XXX	; Received copy of XXX search on the XXX property which shows a $XXX monthly XXX fee.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010241		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010241		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010240		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	XXX is Missing	XXX is Missing The subject is a XXX. The mortgage does not contain a XXX. Provide a XXX and proof the mortgage was record with the XXX included.	Document Uploaded.	XXX	; Received an updated mortgage and XXX Rider with a Correction XXX (recorded) showing the XXX was included.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010239		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010239	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Potential Occupancy/Current Address Issues identified in the file	The intent and/or status of the borrower's occupancy is not supported in the file. Appraisal shows the subject property is owner occupied. Provide corrected Appraisal reflecting the property is XXX occupied.	Document Uploaded.	XXX	Received updated appraisal showing XXX occupied.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010239	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010238	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010238		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Background Check Missing or Defective	Missing background check for guarantor : XXX	XXX: uploaded		XXX: Received	XXX		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010237		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Property	Appraisal Missing or Defective	Missing Appraisal for subject property: XXX	XXX: uploaded		XXX: Received	XXX		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010237		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010237		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010236		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010235		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Credit Report Aged	XXX days age of credit report > XXX days max allowed	XXX: Uploaded XXX credit report.		XXX: Received credit report	XXX		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010235	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX). Documentation Required missing XXX	Document Uploaded.	XXX	XXX Credit Score Disclosure is provided.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010235	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% The borrowers rental income for the investment property was figured incorrectly, leaving a shortfall in income to reach the XXX% DTI threshold. Rental income is to be calculated by using the guidelines "Multiply the gross rent by XXX% and subtract the PITIA to arrive at the rental income/loss"	Document Uploaded. ; Document Uploaded.	XXX	Correct taxes for XXX property provided-DTI now below max of XXX%. Condition cleared.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; Received updated 1008/CRSE and 1003 showing the property at XXX now has a XXX Rental Income amount being utilized. Unable to confirm the Taxes associated with this property. Documentation to support the XXX payment of $XXX located in the file. The amount due appears to be lower on the updated 1003; than it was on the original final 1003. Need supporting documentation for the $XXX payment. ; Received updated 1008/CRSE and 1003. Re-reviewing information.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010234	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010233		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010232		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Property	Hazard Insurance Missing or Defective	Hazard insurance expiration date of XXX is not XXX days from funding date, which is required per guidelines	XXX: renewal		XXX: Received hazard insurance renewal	XXX		C	A	C	A	A	A	C	A	N/A	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010231		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Title Insurance Missing or Defective	Title Commitment Schedule A missing XXX after lender's name in mortgagee clause	XXX: Uploaded updated title mortgagee.		XXX: Received updated title	XXX		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010231		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025010231		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025010230		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA XXX Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation is due to the Title Service Fee's added: Title - CPL Fee of $XXX, Title - Notary Fee of $XXX and the XXX - XXX Service Fee of $XXX without a valid XXX or lender cure in file. Borrower selected XXX from the Written List of Service Providers.	Document Uploaded.	XXX	Cure package provided; Exception downgraded to a XXX	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025010230		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Deed Missing or Defective	Missing conveyance deed from XXX and XXX to XXX	XXX: Deed provided		XXX: Received deed	XXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010229		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Credit Report Missing or Defective	Borrower has only XXX credit score reporting, which is ineligible	XXX: XXX XXX provided.		XXX: Received updated credit report	XXX		D	A	C	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010229	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010229	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010228	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010227		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010227		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010227		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010226		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Purchase Contract is Expired	The purchase contract expired XXX. Provide a Purchase Contract Addendum extending the contract to XXX.	Document Uploaded.	XXX	Contract extension uploaded	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010225		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010225		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX		B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010225		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX		B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010224		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX). Missing Credit Score Disclosure (XXX).	Document Uploaded. XXX disclosure provided.	XXX	XXX Credit Score Disclosure is provided.	XXX		B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010224	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010224	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010224	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX Award Letter Missing	Borrower XXX Award Letter Missing File is missing co-borrower's XXX award/benefits letter from XXX Teachers Retirement supporting monthly income of $XXX.	Received copy of the XXX Award Letter confirming the monthly payment amount. ; Document Uploaded.	XXX	Borrower XXX Award Letter Provided or Not Applicable (Number of Borrowers equals XXX)	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010223	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines File is missing Lender's Income Calculation Worksheet(s) to support income used to qualify.	Income and Employment Meet Guidelines	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010223		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Credit Report Missing or Defective	Missing Credit Report for Guarantor : XXX	XXX: uploaded		XXX: Received	XXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010223		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Background Check Missing or Defective	Missing background check for Guarantor : XXX	XXX: uploaded		XXX: Received	XXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010222		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Sales Contract Missing or Defective	Missing purchase contract for subject property: XXX.	XXX: Uploaded purchase contract.		XXX: Received	XXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010222		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010222		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010221		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010221		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010221		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010220		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010220		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010220		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010219		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010218		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010218		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines XXX accounts used for XXX business. Lender exception approved to allow XXX accounts for XXX business.			Income and Employment Do Not Meet Guidelines XXX accounts used for XXX business. Lender exception approved to allow both accounts for XXX business.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010218		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX%	Document Uploaded.	XXX	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010218		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. Lenders 1008 is using the incorrect payment for qualifying purposes. a XXX year XXX loan is to be figured using the guideline calculation of "XXX YR term qualified at XXX YR AM full XXX Payment"	Document Uploaded.	XXX	Approval/Underwriting Summary is fully present; Approval/Underwriting Summary Partially Provided.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	B	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010218		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete Lenders 1003 is showing borrower is receiving XXX as income when the XXX states he is to pay XXX. Please update the 1003 using the recorded XXX information.	Document Uploaded.	XXX	The Final 1003 is Present;	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010218		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010217		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010216		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010216		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Title Insurance Coverage - Inadequate Coverage	$XXX title insurance coverage < $XXX minimum coverage required	XXX title		XXX: Received updated title	XXX		D	A	C	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010215		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Flood Certificate Missing or Defective	Missing flood certificate for property located at : XXX	XXX: flood cert		XXX: Received flood cert	XXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010215		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010215		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010214		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010213		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010212		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum Credit Trade Line Requirement Not Met	Borrower has only XXX tradeline meeting guideline requirements	XXX: waiver in file		XXX: Waiver in file	XXX	FICO XXX, LTV XXX%, DSCR XXX	B	B	B	B	B	B	A	A	N/A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
2025010212		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010212		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010211		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX). Missing the XXX disclosure issued to borrower.	Document Uploaded.	XXX	XXX Credit Score Disclosure is provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010211		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010211		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010210		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010209		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Credit Report Aged	XXX days age of credit report > XXX days max allowed	XXX: Uploaded		XXX: Received	XXX		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010209		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010209		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010208		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010207		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX:Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010207		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010206		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010205		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010205	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That Cannot Increase Test	XXX required: A refund in the amount of $XXX, cure package: XXX with XXX, copy of refund and proof of delivery. The Final Inspection was added on the final CD issued XXX but the fee was known about per invoice dated XXX; therefore, the change was not made within XXX business days of disclosure. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Document Uploaded. Uploaded all cure docs.	XXX	Cure package provided; Exception downgraded to a XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	C	B	A	A	C	A	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025010205	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	A	A	C	A	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025010204	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in XXX Area with no subsequent property Inspection. Property inspection required due to XXX major disaster declared XXX	Document Uploaded. Uploaded disaster inspection performed on XXX.	XXX	Property Inspection Provided.; Post Disaster Inspection completed on XXX received showing no damage.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	C	A	A	A	C	A	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025010203		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010203	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010203	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010202	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010201		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010201		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Departure residence is being retained as an XXX property. There is no XXX or XXX agreement in file to offset the XXX of that property.	Document Uploaded. The DTI is XXX% and we have exception approval from XXX. I have uploaded their approval and our XXX.	XXX	XXX uploaded to the file cites this exception and approval is granted.	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010201		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010200		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010199		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010198		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010197		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Property	Deed Missing or Defective	Missing conveyance deed from XXX to XXX & XXX	XXX: Deed		XXX: Received deed	XXX		D	A	D	A	A	A	D	A	N/A	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010196		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010196		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX CPA Letter Missing	Borrower 1 CPA Letter Missing Please provide documentation that meets the guideline requirements showing borrower is XXX% XXX of XXX			XXX to clear by management and XXX using docs in the file.; Borrower XXX XXX Letter Provided	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010196		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010195		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010195		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010195		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010195		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower does not meet residual income requirement	Residual income of $XXX does not meet guideline minimum of $XXX. Borrowers income on the income worksheet does not match the lenders XXX. When Borrowers operating a XXX out of a XXX bank account, and when XXX (XXX) months business bank statements are not furnished, the qualifying income may be determined by using a XXX bank account with an applied business expense ratio. To use an expense ratio below XXX% a CPA letter must be provided.	Residual income meets guidelines. Please see the other finding regarding the DTI. I have uploaded a new bank stmt worksheet and XXX letter.	XXX	Received copy of CPA letter stating borrower owns XXX% of the business and does not exceed more than XXX% of the gross revenue. Borrower utilized XXX bank statements with a XXX% expense ratio. Confirmed.	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010195		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Borrowers income on the income worksheet does not match the lenders XXX. When Borrowers operating a XXX out of a XXX bank account, and when XXX (XXX) months business bank statements are not furnished, the qualifying income may be determined by using a XXX bank account with an applied business expense ratio. To use an expense ratio below XXX% a XXX letter must be provided.	Document Uploaded. Please see the correct bank statement worksheet that was missing from your file. Also uploaded a CPA letter stating the expense ratio is XXX%. The UW used a more conservative XXX% expense ratio for the income calc. And UW used the lower income stated on the initial 1003 for qualifying.	XXX	Received copy of CPA letter stating borrower owns XXX% of the business and does not exceed more than XXX% of the gross revenue. Borrower utilized XXX bank statements with a XXX% expense ratio. Confirmed.; Received copy of CPA letter stating borrower owns XXX% of the business and does not exceed more than XXX% of the gross revenue. Borrower utilized XXX bank statements with a XXX% expense ratio. Confirmed.	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010195		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Number of Months)	CRSE in the file cites this exception and approval is granted.			XXX in the file cites this exception and approval is granted.	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010194		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Borrower is only showing XXX months of housing history. Guidelines require XXX months of housing history. Please provide the previous lease agreements or payments for the property at XXX	Document Uploaded. Uploaded XXX for housing exception.	XXX	Received updated XXX. Guidelines state XXX month housing pay history required. Actual - XXX months of mortgage payments verified (rented previously - not documented). Client acknowledged	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010194	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010194	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010193	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010193	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX XXX Credit Report is Missing	Borrower XXX XXX Credit Report is Missing Missing XXX report dated within XXX days of the Note date.	Document Uploaded. Uploaded XXX.	XXX	Credit Refresh dated XXX received. Condition Resolved. ; Borrower XXX XXX Credit Report is not missing.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010193	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010192	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010192		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010192		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010191		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010191		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Deed Missing or Defective	Missing Conveyance Deed from XXX to XXX	XXX: deed		XXX: Received deed	XXX		D	B	D	A	D	B	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
2025010190		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Unacceptable Mortgage History	Borrower has XXX mortgage XXX-day late in the past XXX months, which is not allowed per guidelines. Mortgage XXX-day late dated XXX on credit report	XXX: waiver		XXX: Received exception approval	XXX	FICO XXX, DSCR XXX months reserves	D	B	C	B	D	B	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
2025010190		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010190		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010189		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010188		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Deed Missing or Defective	Missing conveyance deed from XXX & XXX to XXX	XXX: Deed provided		XXX: Received deed	XXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010187		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010186		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010186		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010186		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010186		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Borrower does not meet residual income requirement	Residual income of $XXX does not meet guideline minimum of $XXX. CRSE in the file cites this exception and approval is granted.			Residual income of $XXX does not meet guideline minimum of $XXX. CRSE in the file cites this exception and approval is granted.	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	B	B	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010185		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Guidelines require Verification of the existence of the business required within XXX (XXX) days of closing. Please provide the XXX within XXX days of closing or after closing.	Document Uploaded. Uploaded XXX day voe.	XXX	; Received updated VOE dated XXX with a copy of the business search conducted on XXX	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010184		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010184		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Background Check Missing or Defective	Missing background check for guarantor : XXX	XXX: uploaded		XXX: Received	XXX		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010184		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Credit Report Missing or Defective	Missing credit report for Guarantor: XXX	XXX: uploaded		XXX: Received	XXX		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010184		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Property	Appraisal Missing or Defective	Missing Appraisal for property located at : XXX	XXX: uploaded		XXX: Received	XXX		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010184		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Sales Contract Missing or Defective	Missing Purchase Agreement	XXX: uploaded		XXX: Received	XXX		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010183		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Closing Protection Letter Missing or Defective	Missing Closing Protection Letter (CPL)	XXX: uploaded		XXX: Received	XXX		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010183	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XXX is after the Disbursement Date of XXX.	Hazard Insurance Effective Date of XXX is prior to or equal to the Disbursement Date of XXX Or Hazard Insurance Effective Date Is Not Provided.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	C	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010183	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	TRID: Missing Loan Estimate	Disclosure tracking indicates XXX was issued to consumer on XXX, however, LE not found in file.	Uploaded all LEs and CDs to other finding.	XXX	LE dated XXX provided; exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010183	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. Documentation required: Loan file missing Revised LE, Initial, and subsequent CDs. Please provide for testing.	Document Uploaded. Uploaded all LEs and CDs prior to final.	XXX	initial CD and receipt date provided; Exception resolved; initial CD and receipt date provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	C	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010183	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX). Missing Credit Score Disclosure (XXX).	Document Uploaded. Uploaded credit score disclosure.	XXX	XXX Credit Score Disclosure is provided.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	B	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010183	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010183	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Missing income documentation	Missing Bank Statement Questionnaire.	Document Uploaded. Uploaded the bk stmt questionnaire.	XXX	Received copy of the bank statement questionnaire - sufficient documentation. cleared.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010182	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Purchase Contract is Missing	Loan Purpose is Purchase but Purchase Contract Doc is Missing	Purchase Contract Doc is not Missing, or is Not Applicable.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010182	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010182	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010181	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010181	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010181	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010180	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. Payment shock of XXX exceeds lender guidelines. XXX in the file cites this exception and approval is granted.	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. Payment shock of XXX exceeds lender guidelines. XXX in the file cites this exception and approval is granted.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010180		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010180		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010179		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX). The XXX disclosure is missing.	Document Uploaded. Uploaded the cred score discl.	XXX	XXX Credit Score Disclosure is provided.	XXX	Borrower has stable job time - Borrower has XXX years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010178		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010177		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Title Insurance Missing or Defective	Missing supplemental report with coverage amount and XXX	XXX: uploaded		XXX: Received	XXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010176		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Title Insurance Coverage - Inadequate Coverage	$XXX title insurance coverage < $XXX minimum required	XXX: Uploaded revised title.		XXX: Received updated title	XXX		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010176	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010176	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010175	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010174		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010173		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Entity Documentation - Missing or Defective	Missing operating agreement for XXX to provide access to funds in bank account XXX	XXX: Waiver XXX: Do you think this information will work?		XXX: Received exception approval XXX: We require an operating agreement, XXX letter, or signed LOE to verify the borrower's ownership percentage of the XXX	XXX	FICO XXX, XXX, XXX months reserves	D	B	D	B	D	B	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
2025010172		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010172	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010172	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010171	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010171		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Title Insurance Missing or Defective	Missing supplemental or final title report. Please Provide Supplements Report with Loan amount and XXX and loan amount	XXX: uploaded		XXX: Received	XXX		D	A	D	A	D	A	C	A	N/A	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010171		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Property	Hazard Insurance Missing or Defective	Hazard insurance is missing Lender name & XXX. Please provide updated XXX with XXX	XXX: uploaded		XXX: Received	XXX		D	A	C	A	D	A	C	A	N/A	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010170		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Credit Report Aged	XXX days age of credit report > XXX days max allowed	XXX: uploaded		XXX: Received	XXX		D	A	C	A	D	A	C	A	N/A	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010170		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Title Insurance Missing or Defective	Title Commitment Schedule A missing XXX after lender's name in mortgagee clause	XXX: XXX		XXX: Received updated title	XXX		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010169		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Insufficient Assets to Close	$XXX assets < $XXX cash to close and reserves	XXX: CD		XXX: Received additional assets	XXX		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010169	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010169	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010168	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. XXX cites this exception and approval is in the file.	CRSE cites this exception and approval is in the file.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010168	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010168	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010167	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010167	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010167	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010166	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX).	Document Uploaded.	XXX	XXX Credit Score Disclosure is provided.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010166		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010166		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010165		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010165	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010165	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010164	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010163		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010162		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010161		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Deed Missing or Defective	Missing Conveyance Deed from XXX & XXX to XXX and XXX	XXX: deed		XXX: Received deed	XXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010160		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010159		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Entity Documentation - Missing or Defective	Missing articles of organization for XXX	XXX: CRSE provided		XXX: Received exception approval	XXX	FICO XXX, LTV XXX%, DSCR XXX	D	B	D	B	D	B	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
2025010158		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Insufficient Assets for Reserves	XXX months reserves < XXX months minimum required	XXX: Waiver in file		XXX: Exception approval in file	XXX	FICO XXX, XXX, LTV XXX%	B	B	B	B	B	B	A	A	N/A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
2025010157		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010156		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010156		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required coverage is only $XXX and the Note amount is $XXX	Document Uploaded. I'm so XXX! I just uploaded the XXX this time. :); Document Uploaded. Uploaded XXX to show that $XXX is sufficient to XXX.	XXX	Hazard Insurance coverage meets guideline requirement; Countered - a copy of the XXX was provided. Please provide the missing XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010156		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing mortgage statement for XXX Way. Retained investment. This is reflected on credit report but cannot confirm if the payment is XXX or not.	Document Uploaded. I will assume the mtg is not escrowed. I have uploaded the tax and ins bills and a 1008, 1003, and XXX adding the debts in. DTI updated to XXX%.	XXX	Received updated 1008, 1003 and CRSE - including the missing property details. In addition, the mortgage statement with tax/insurance records provided.; Received updated 1008, 1003 and CRSE - including the missing property details. In addition, the mortgage statement with tax/insurance records provided.	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010156		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010155		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010154		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010154	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010154	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010154	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing verbal verification of employment from the State of XXX for the Borrower dated within XXX days of Note date.	Document Uploaded.	XXX	Income and Employment Meet Guidelines; Received updated Sec of State search conducted on XXX	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010153	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX XXX Credit Report is Missing	Borrower XXX XXX Credit Report is Missing Missing XXX Credit Report dated within XXX days of Note date.	Document Uploaded.	XXX	Borrower XXX XXX Credit Report is not missing.; Received XXX credit reported dated XXX	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010152		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010151		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010151	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX%	Document Uploaded. Please see 1008 and 1003 to reflect a XXX% DTI. See notes on 1008. We are using the XXX credit report and XXX refresh report for the liabilities and reflects the XXX credit score. I think you are getting the XXX% DTI because maybe you are missing the lease for the departing residence. We didn't use any positive income but just rent to "XXX" the payment. Thank you!	XXX	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; RE-reviewed the calculations and confirmed - DTI is lower than guideline requirements. Cleared. ; Received copy of the lease agreement for the current primary to investment property; copies of the updated credit report - confirmed XXX proceeded with these reports to update the current amounts; and a copy of the 1008. Re-reviewing the information.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. -
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010151	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower does not meet residual income requirement	Residual income of $-XXX does not meet guideline minimum of $XXX. system isn't calculating properly	Residual Income meets guideline minimum.; Confirmed - calculation is correct.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. -
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010151	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The CPA provided XXX letters, one on XXX stating that the borrower's expense factor was XXX%, and a second on XXX saying that it was XXX%. The lender used XXX% to calculate the income. The guidelines state that the minimum expense ratio is XXX% unless a XXX certifies that the ratio is less, at which point XXX% is allowable. The expense ratio can only be lower than XXX% if the borrower XXX, has no additional employees, and is only required to maintain minimal XXX. The borrower is a self-employed plumber with employees. A parts XXX is mandatory for a XXX business. Given the XXX in the XXX statements, the lender should have used at least a XXX% expense factor when calculating the qualifying income. At XXX% expenses, the borrower's income would be such that the DTI would exceed the guideline maximum of XXX%.

Income and Employment Meet Guidelines; Received email communication from lender. Re-reviewed the loan file and located a letter from the CPA showing XXX% expense factor and was the most recent letter. Confirmed lender utilized XXX% expense ratio which is higher than XXX stated - will proceed.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. -
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010151	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. -
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010150	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. -
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010150		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (XXX Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. CRSE in the file cites this exception and approval is granted			Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. CRSE in the file cites this exception and approval is granted	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010150		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Acknowledged	XXX	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. XXX in the file cites this exception and approval is granted			The required number of months reserves are to be seasoned does not meet Guideline requirement. CRSE in the file cites this exception and approval is granted	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010150		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered Lenders 1003 and 1008 have listed a XXX income than what the bank statements produced. Please send an updated 1003/1008 or updated income information	Document Uploaded.	XXX	ATR: Reasonable Income or Assets Was Considered	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010150		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010149		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010148		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010147		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Property	Hazard Insurance Missing or Defective	Missing hazard insurance for subject property	XXX: uploaded		XXX: Received	XXX		D	A	D	A	A	A	D	A	N/A	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010147	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010147	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010146	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010145		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010145		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Property	Hazard Insurance Missing or Defective	Insufficient XXX. XXX expiration XXX is less than XXX days of closing date XXX	XXX: Uploaded renewal XXX.		XXX: Received hazard renewal	XXX		C	B	C	A	C	B	C	A	N/A	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
2025010144		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Insufficient Assets for Reserves	XXX months reserve < XXX months reserves required per guidelines	XXX: crse		XXX: Received exception approval	XXX	FICO XXX, LTV XXX%, DSCR XXX	C	B	C	B	C	B	C	A	N/A	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
2025010144		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010144		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010143		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010143	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX). Missing.	Document Uploaded. Uploaded credit score disclosure.	XXX	XXX Credit Score Disclosure is provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010143	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010142	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010141		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX:Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010140		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Entity Documentation - Missing or Defective	Missing executed operating agreement from borrower XXX	XXX: uploaded		XXX: Received	XXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010139		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Sales Contract Missing or Defective	Missing addendum to purchase agreement changing sales price from $XXX to $XXX	XXX: uploaded		XXX: Received	XXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010139		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010139		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010138		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX XXX Credit Report is Missing	Borrower XXX XXX Credit Report is Missing Missing XXX Credit Report dated within XXX days of Note date.	Document Uploaded.	XXX	Borrower XXX XXX Credit Report is not missing.; Received XXX credit report dated XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010137		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010137	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010137	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010136	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. Payment shock of XXX% Exceeds guideline maximum of XXX%. Exception approval located in file.	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. Payment shock of XXX% Exceeds guideline maximum of XXX%. Exception approval located in file.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010135		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Deed Missing or Defective	Missing conveyance deed from XXX and XXX to XXX	XXX: overlay provided		XXX: Received overlay for deeds	XXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010134		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Property	Appraisal Aged	XXX% APPRAISAL REVIEW VARIANCE > XXX% MAXIMUM ALLOWED. PROVIDE DESK REVIEW	XXX: Can you use the XXX that states relief eligible?		XXX: Received XXX	XXX		C	A	C	A	A	A	C	A	N/A	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010134	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010134	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010133	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	XXX Dated Prior to the Note Date, After Appraisal Date	Property located in XXX Area with no subsequent property Inspection. XXX was declared eligible for XXX disaster relief after XXX, as of XXX. Subject loan closed XXX without a post-disaster damage inspection being in file.	Document Uploaded. Uploaded disaster inspection.	XXX	Property Inspection Provided.; Post Disaster Inspection completed on XXX received showing no damage.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010133	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010133	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010132	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010132	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010132	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	Property/Appraisal General	Property/Appraisal guideline violation: Missing CDA to support $XXX value used to qualify. Per Section 12.2.1 of the Lender guidelines, the loan to value for a cash out refinance may be based off of the appraised value if the property has been owned for less than XXX months, but at least XXX months, and a XXX is provided that supports the value. The Borrower purchased the subject property on XXX for $XXX which was less than XXX months at the time of closing yet a XXX was not provided to support the value.	Document Uploaded. XXX uploaded. Value supported with < XXX% variance.	XXX	Property/Appraisal Meets Guidelines	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010132	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX XXX Credit Report is Missing	Borrower XXX XXX Credit Report is Missing Missing XXX Credit Report dated within XXX days of Note date.	Document Uploaded. Uploaded XXX rpt.	XXX	Borrower XXX XXX Credit Report is not missing.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010131	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing verification of the existence of the Borrower's business dated within XXX days of closing. XXX letter in file is dated XXX which is greater than XXX days prior to the Note date of XXX.	Document Uploaded. Uploaded Sec of State.	XXX	Income and Employment Meet Guidelines	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010130		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Property	Appraisal Review - Missing	Missing Appraisal Review for property located at: XXX	XXX: uploaded		XXX: Received appraisal review	XXX		D	A	D	A	A	A	D	A	N/A	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010129		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010129	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010129	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010129	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Missing verification of taxes, insurance, and/or XXX fees for non-subject property	Missing Final CD for concurrent loan that closed for the borrower's XXX primary residence located at XXX.	Document Uploaded.	XXX	Received copy of final XXX for property XXX confirming payment.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010128	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	Borrower XXX 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing Business verification on pg510 verified on XXX, however, missing XXX	Document Uploaded.	XXX	Borrower XXX XXX Party VOE Prior to Close Was Provided; Received an updated VOE dated XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010127		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010126		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010126	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Flood Insurance Effective Date is after the Disbursement Date	Flood Insurance Effective Date of XXX is after the Disbursement Date of XXX Please provide documentation showing Insurance was in place on XXX.	Document Uploaded.	XXX	Flood Insurance Effective Date of XXX is prior to or equal to the Disbursement Date of XXX Or Flood Insurance Effective Date Is Not Provided	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010126	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XXX is after the Disbursement Date of XXX. Please provide documentation showing Insurance was in place on XXX.	Document Uploaded.	XXX	Hazard Insurance Effective Date of XXX is prior to or equal to the Disbursement Date of XXX Or Hazard Insurance Effective Date Is Not Provided.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010126	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010125	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010125		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Security Instrument Missing or Defective	Missing Mortgage document and Assignment of rents	XXX: uploaded		XXX: Received	XXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010124		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Closing Disclosure/Settlement Statement Missing or Defective	Missing settlement statement or closing disclosure for the subject transaction	XXX: uploaded		XXX: Received	XXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010123		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010123		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010123		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010122		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010122	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The Borrower's bank statements reflect XXX rent payments were paid but then reversed by the XXX. The Borrower made a double payment on XXX indicating in the memo portion on the statement that it was for XXX and XXX and then again made a XXX payment on XXX indicating that payment was for XXX and XXX. Based on the payments reflected in the bank statements, the XXX history does not appear to meet the max XXX allowed per guidelines.

															Document Uploaded. The UW reviewed the rent payments and it is determined there was one XXX day late. The XXX payment was paid on XXX. Guidelines allow for XXX day late. Please see the spreadsheet of all the rent payments.	XXX	Housing History Meets Guideline Requirements; Received XXX from lender's XXX and documentation showing the payment history. Borrower had XXX late payment; which guidelines allow. Cleared. ; Housing History Does Not Meet Guideline Requirements	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010122		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX XXX Credit Report is Missing	Borrower XXX XXX Credit Report is Missing Missing XXX Credit Report dated within XXX days of Note date.	Document Uploaded. Now the XXX report has been uploaded. ; Document Uploaded. Uploaded XXX report.	XXX	Borrower XXX XXX Credit Report is not missing.; Received copy of Credit Score Disclosure - not a XXX Credit Report.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010122		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010121		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010121		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). XXX Cure required: Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of $XXX is due to increase from $XXX to XXX for the XXX and $XXX to $XXX for the Settlement Closing Fee. The XXX dated XXX states borrower did not XXX.	Document Uploaded.	XXX	Lender provided final Fee XXX. $XXX Settlement Fee pad by XXX. Exception Resolved.; Lender provided final Fee XXX. $XXX Settlement Fee pad by XXX. Exception Resolved.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010121		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Missing Lender Income Calculation Worksheet	The loan file is missing the Lender Income Calculation for the borrower.	Document Uploaded.	XXX	Received copy of the lender's income calculation worksheet.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010121		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX XXX Credit Report is Missing	Borrower XXX XXX Credit Report is Missing Borrowers XXX Credit Report is missing from the loan file.	Document Uploaded.	XXX	Borrower XXX XXX Credit Report is not missing.; Received copy of XXX report for XXX borrowers - dated XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010120		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX XXX Credit Report is Missing	Borrower XXX XXX Credit Report is Missing Borrowers XXX Credit Report is missing from the loan file.	Document Uploaded.	XXX	Borrower XXX XXX Credit Report is not missing.; Received copy of XXX report for XXX borrowers - dated XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010119		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010119	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010118	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010118	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010118	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010117	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010116		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Entity Documentation - Missing or Defective	Missing operating agreement & XXX for XXX	XXX: crse		XXX: Received exception approval	XXX	FICO XXX, DSCR XXX months reserves	D	B	D	B	D	B	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
2025010116	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX Cure required. Refund in the amount of $XXX, cure requires a valid coc or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The Flood Certification fee of $XXX was added to the final CD issued XXX. The file does not contain a valid XXX for the addition of the fee.	Document Uploaded. Uploaded all cure docs.	XXX	Cure package provided, exception downgraded to a XXX; Cure package provided, exception downgraded to a XXX	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025010116	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025010115	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025010114		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Credit Report Missing or Defective	Missing credit report for XXX	XXX: credit report		XXX: Received credit report	XXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010114		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010114		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010113		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010113	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010113	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010112	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010112		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010112		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010111		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010111	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010111	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete Final 1003 signed XXX states borrower is a XXX. Documentation in the loan file shows borrower became a XXX of the XXX on XXX. Provide an updated final application that indicates the borrower as a XXX.	Document Uploaded.	XXX	The Final 1003 is Present; Received letter to borrower with a copy of the updated final 1003 showing borrower was a XXX at the time of closing.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010110	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX). XXX disclosure missing.	Document Uploaded.	XXX	XXX Credit Score Disclosure is provided.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010109		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010108		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010107		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010106		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Hazard Insurance Missing or Defective	Missing hazard insurance	XXX: uploaded		XXX: Received	XXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010106	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Please provide an updated XXX commitment or the XXX with sufficient coverage.	Document Uploaded.	XXX	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010105	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010104		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010103		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Excessive LTV Ratio	XXX% LTV > XXX% max allowed for transactions with cash out amounts greater than $XXX	XXX: Exception approval in file		XXX: Exception approval in file	XXX	FICO XXX months reserves, XXX	B	B	B	B	B	B	A	A	N/A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
2025010103	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010103	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010102	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010101		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010101	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010101	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010100	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010100		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010100		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010099		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010098		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010098		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010098		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010097		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010097	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010097	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010096	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010096	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010096	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010095	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements Guideline XXX months, Actual XXX XXX, Rationale: Borrower reporting XXX on consumer XXX. Only consumer Credit issue. Exception granted by XXX dated XXX.	Delinquent Credit History Does Not Meet Guideline Requirements Guideline XXX months, Actual XXX XXX, Rationale: Borrower reporting XXX on consumer XXX. Only consumer Credit issue. Exception granted by XXX dated XXX.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010095	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010095	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010094	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010093		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010092		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010092	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010092	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010091	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010091	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010091	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010090	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010090	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Purchase Contract does not Match Final CD	The final CD does not reflect the correct sales price when compared to the Purchase Contract. XXX (Regulation Z)
														12 CFR 1026.38(a)(3)(vii) The Sales price on the Purchase agreement of $XXX does not match the sales price $XXX on the final CD issued XXX.	Document Uploaded.	XXX	The sales price on the Purchase Contract and Final XXX match.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	C	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010090		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete missing addendum to the contract with correct purchase price $XXX to match final CD	Document Uploaded.	XXX	Purchase Contract Doc is complete.; Received copy of counter offer showing the purchase price was updated to $XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	B	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010090		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Missing Property Tax Cert	Missing Property Tax Cert Missing proposed property taxes based on new purchase price. Monthly property taxes $XXX were used by the originator and only verified $XXX on title.	Pls note Purchase XXX we use XXX% of the purchase price	XXX	Property Tax Cert Provided; Re-reviewed the guidelines and unable to determine what option should be utilized. Lender is using a higher, more conservative amount. Cleared.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	C	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010090		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: borrower is using XXX XXX account for the down payment and closing costs and these assets are not liquid. Missing the proof of liquidation	Pls note Funds do not have to be liquidated if wired straight to XXX company	XXX	Re-reviewed the documentation provided and confirmed sufficient. Cleared.; Re-reviewed the documentation provided and confirmed sufficient. Cleared.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	D	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010090		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	A	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010090		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Missing Payment History	there is exception on file that was approved for missing XXX months primary housing Borrower lives XXX/ XXX rents primary			There is exception on file that was approved for missing XXX months XXX housing Borrower lives rent free/ XXX rents primary	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	D	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010089		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Credit history does not meet guidelines	there is exception on file for tradeline requirements. there is only XXX tradeline for XXX months and per guidelines we need XXX for XXX or XXX for XXX months			There is exception on file for tradeline requirements	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	C	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010089	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements $XXX collection on XXX left open. Per Guides, Open Collections in last XXX months need to be paid off. Lender did not require collection to be paid off due to sufficient reserves.	Delinquent Credit History Does Not Meet Guideline Requirements $XXX collection on XXX left open. Per Guides, Open Collections in last XXX months need to be paid off. Lender did not require collection to be paid off due to sufficient reserves.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010089	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Collections, liens or judgments not paid at closing	There is a collection reflected on the credit report. It was opened XXX. It shows the balance $XXX. there is no proof on file that it was paid off.	Document Uploaded. Uploaded XXX for collection not paid at closing.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010089	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010088	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010087		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX:Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010086		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Property	Flood Certificate Missing or Defective	Missing flood certificate for property located at: XXX	XXX: XXX ins XXX: Uploaded flood cert		XXX: Received flood insurance XXX: Property is in XXX . Missing flood insurance coverage for subject property	XXX		D	A	D	A	A	A	D	A	N/A	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010086	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010086	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010085	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010084		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX:Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010083		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX:Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010083	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010083	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010082	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	XXX Missing	Missing XXX The Flood coverage for the XXX was not found in the file.	Document Uploaded. Uploaded XXX.	XXX	XXX is fully present	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010081		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010081		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010081		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010080		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010080		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010080		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010079		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010078		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010077		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010076		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010076	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010076	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010075	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 50%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010075	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	eSigned Documents Consent is Missing	The XXX consent disclosure is missing. The XXX documents consent is missing.	Document Uploaded.	XXX	Evidence of eConsent is provided.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010075	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX XXX Credit Report is Missing	Borrower XXX XXX Credit Report is Missing Missing XXX Credit Report dated within XXX days of Note date.	Document Uploaded.	XXX	Borrower XXX XXX Credit Report is not missing.; Received copy of the XXX report - dated XXX	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010074	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010073		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX:Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010072		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010072		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010072		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010071		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010070		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010069		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Property	Appraisal Review - Missing	Missing Appraisal Review for property located at: XXX	XXX: Uploaded XXX.		XXX: Received appraisal review	XXX		D	A	D	A	A	A	D	A	N/A	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010069	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010069	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010068	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010068		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010068		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010067		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010067	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010067	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010066	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010065		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Property	Hazard Insurance Missing or Defective	Hazard insurance is missing Lender name & XXX .Please provide update hazard insurance with XXX	XXX: insurance		XXX: Received updated hazard insurance	XXX		C	A	C	A	A	A	C	A	N/A	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010064		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010063		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Property	Hazard Insurance Missing or Defective	Hazard insurance effective date of XXX is after the loan closing date of XXX	XXX: uploaded		XXX: Received updated XXX	XXX		C	A	C	A	A	A	C	A	N/A	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010062		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Property	Hazard Insurance Missing or Defective	Hazard insurance is missing XXX in the mortgagee clause	XXX: insurance		XXX: Received updated hazard insurance	XXX		C	A	C	A	A	A	C	A	N/A	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010061		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010061		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010061		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010061		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Audited Reserves of $XXX (XXX months) is less than the guideline requirement of $XXX (XXX months). CRSE approved exception to guidelines. Exception Type, Assets-Reserves. Guideline, XXX reserves required. Rationale, Exception submitted to XXX.-XXX Granted by XXX XXX dated XXX.					Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010060		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements XXX (XXX day late on credit card as of XXX) exceeds guideline XXX. CRSE approved exception to guidelines. Exception Type, Credit- Payment History (Consumer Debt), Rationale, Mortgage History since XXX XXX and no lates last XXX and job XXX. Granted by XXX dated XXX.					Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010060		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010060		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010059		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010059		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010059		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010058		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010058		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Title Insurance Missing or Defective	Preliminary title report in file is missing loan XXX amount. Please provide title supplement or commitment with mortgagee clause and coverage amount	XXX: XXX shows XXX as mortgagee and loan amount. I realized the sales price was wrong so I uploaded a XXX with correction.		XXX: Received documentation	XXX		D	A	C	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010057		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Undocumented Large Deposit/Increase	Missing source of large deposit in the amount of $XXX on XXX, another in the amount of $XXX on XXX, and another in the amount of $XXX on XXX	XXX: Uploaded an XXX, 1003, 1008, XXX - backed out one of the deposits. Explanation for the other XXX.		XXX: Received documentation	XXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010056		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Property	Hazard Insurance Missing or Defective	Insufficient XXX. Policy expiration XXX is less than XXX days of closing date XXX	XXX: XXX		XXX: Received insurance renewal	XXX		C	A	C	A	A	A	C	A	N/A	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010055		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Title Insurance Missing or Defective	XXX Commitment Schedule A missing XXX after lender's name in mortgagee clause	XXX: uploaded		XXX: Received updated title	XXX		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010054		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX:Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010054	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	XXX Effective Date is after the Note Date	XXX Effective Date of XXX is after the Note Date of XXX effective date matches notary date	Document Uploaded.	XXX	XXX Effective Date of XXX is prior to or equal to the Note Date of XXX Or XXX Effective Date Is Not Provided; Received copy of lender provided letter showing they contacted the XXX company and confirmed no claims were placed prior to the effective date. Cleared.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010054	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. XXX full appraisals on file	Pls note if we have XXX Appraisals in file no other valuation is req'd	XXX	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.; Third Party Valuation Product Not Provided or Not Provided Within Tolerance.; Third Party Valuation Product Not Provided or Not Provided Within Tolerance.; Third Party Valuation Product Not Provided or Not Provided Within Tolerance.; Secondary appraisal in file and deemed acceptable as a Third Party Valuation. Cleared	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010054	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of XXX are less than Guideline Required Reserves of $XXX. updated; documented $XXX deposit. please see asset page.	Hi, can you pls advise if this is an open condition as you stated this condition is "updated; documented $XXX deposit. please see asset page".	XXX	Reserves are sufficient. Cleared.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010054	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	XXX Approval Missing	XXX Approval Missing. All condominium transactions must have a completed XXX (XXX) Certification and a valid project approval. The
XXX certification may not be greater than XXX-days XXX at the time of closing. We are missing XXX.	Document Uploaded.	XXX	XXX Approval is provided.; Received copy of the XXX project documentation and the XXX Questionnaire. Cleared.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010053	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010053	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010053	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010052	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010052	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010052	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010051	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010050		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010049		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010048		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010047		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Insufficient Assets for Reserves	XXX months reserves < XXX months minimum required	XXX: Exception approval in file		XXX: Exception approval in file	XXX	FICO XXX, LTV XXX%,XXX	B	B	B	B	B	B	A	A	N/A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
2025010046		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010046	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010046	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010045	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010044		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX:Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010043		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010043	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010043	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010042	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010041		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010041	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010041	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010040	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX	Document Uploaded.	XXX	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010039		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010039	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Initial XXX Disclosure	Initial XXX Account Disclosure is Missing Initial XXX Account Disclosure is Missing	Document Uploaded.	XXX	Initial XXX Account Disclosure is Resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010039	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX). Missing Credit Score Disclosure (XXX).	Document Uploaded.	XXX	XXX Credit Score Disclosure is provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010039	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010038	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010037		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010037		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010037		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010036		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010036	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010036	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010035	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX). The XXX disclosure is missing from the loan file.	Document Uploaded.	XXX	XXX Credit Score Disclosure is provided.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010035	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010035	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010034	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010033		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Entity Documentation - Missing or Defective	Missing operating agreement & XXX for XXX in order to determine the ownership percentage	XXX: crse		XXX: Received exception approval	XXX	FICO XXX, LTV XXX%, DSCR XXX	D	B	D	B	D	B	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
2025010033		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010033		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010032		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Payment shock exceeds guideline	Maximum payment shock per exception logging is XXX% (XXX), exception granted due to loan being XXX Approved. Compensating factors include XXX credit score, XXX months reserves, residual income of $XXX and Qualifying LTV of XXX.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010032	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010032	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010031	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010031		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010031		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010030		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010029		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010028		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Property	Hazard Insurance Missing or Defective	$XXX hazard insurance coverage < $XXX minimum coverage required	XXX: XXX		XXX: received XXX	XXX		C	A	C	A	A	A	C	A	N/A	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010027		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010027	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010027	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010026	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010025		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX:Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010025		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010025		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010024	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	No Cure required. XXX with established XXX and appraisal requirements met. Exception downgraded to a A.
														This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010023		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010022		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010021		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Unacceptable Mortgage History	Borrower has XXX mortgage XXX-day lates in the past XXX months, which is not allowed per guidelines; mortgage lates dated XXX and XXX	XXX: crse		XXX: Received exception approval	XXX	FICO XXX, LTV XXX%, XXX months reserves	C	B	C	B	C	B	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
2025010021	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010021	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010020	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010019		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010018		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Property	Appraisal Review - Missing	Missing appraisal review for property located at: XXX; UCDP in file is for incorrect property	XXX: Uploaded desk review.		XXX: Received appraisal review	XXX		D	A	D	A	A	A	D	A	N/A	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010018	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010018	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010017	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010016		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Hazard Insurance Missing or Defective	$XXX hazard insurance coverage amount < $XXX minimum coverage required	XXX: RCE		XXX: Received RCE	XXX		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010016	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010016	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010015	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010014		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010014		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010014		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010013		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010012		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Excessive LTV Ratio	XXX% LTV > XXX% max allowed for loan amounts over $XXX	XXX: Waiver in file		XXX: Exception approval in file	XXX	FICO XXX, XXX months reserves, XXX	B	B	B	B	B	B	A	A	N/A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
2025010011		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010011		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.			XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010011	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX) , XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX (XXX).

														While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.			XXX is compliant and allowed per lender's guidelines; therefore, downgraded to A.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010011		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010010		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010009		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010008		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010008		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	XXX compliant- Appraisal requirement met This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			XXX compliant	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010008	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	XXX Higher-Priced Mortgage Loan Test	XXX compliant- Appraisal requirement met This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
														While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			XXX compliant	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010008		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010007		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010006		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Asset Documentation Missing or Defective	Missing operating agreement, CPA letter, or signed LOE for XXX to verify the ownership percentage and use of funds	XXX: Pls note that the Letter states Bwr is the XXX owner of XXX		XXX: Received XXX letter	XXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010006	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010006	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010005	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010005	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010005	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010004	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010003		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Property	Flood Certificate Missing or Defective	Missing flood certificate for property located at XXX	XXX: flood cert		XXX: Received flood cert	XXX		D	A	D	A	A	A	D	A	N/A	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010003	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010003	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010002	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010002	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010002	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010001	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010288		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010288	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010288	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010287	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010287	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX Cure Required- Cure of $XXX required. The Title Insurance increased from $XXX to $XXX and transfer taxes increased from $XXX to $XXX without valid XXX. The XXX provided does not specify the changes causing the increase. Cure package requires XXX, XXX, copy of refund check, proof of delivery or valid coc.	Document Uploaded. ; Document Uploaded. ; Document Uploaded.	XXX	Valid XXX provided; Exception resolved; Valid XXX provided; Exception resolved; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; XXX provided indicates reason for change is "XXX day reset" which is not a valid reason for a change for the increase in the Title Insurance Fee. Although a revised loan estimate can be provided at any time XXX days before consummation, in order to have a valid COC we need the date of when a change occurred and in this case it would be to the loan amount which has not been provided and was not stated on the XXX. If you do not have those details then a cure is required and cure package that includes XXX, XXX, copy of refund check, and proof of mailing is needed.; The XXX provided indicates the reason for change as XXX day reset, however that is not a valid exception. It appears the fees increased due to change in loan amount, please confirm the date of change for the increase in loan amount in order to resolve the exception.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010287	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010286	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010286	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	A	A	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010286	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. Guidelines require lender to examine NSF and overdraft issues that exceed XXX in the previous XXX months. Lender has acknowledged this issue. On the Income worksheet and XXX from borrower.	Overdraft/NSF count exceeds tolerance. Guidelines require lender to examine NSF and overdraft issues that exceed XXX in the previous XXX months. Lender has acknowledged this issue. On the Income worksheet and XXX from borrower.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	C	B	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010286	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing There's no evidence of the XXX in the loan file.	Document Uploaded.	XXX	Homeownership Counseling Disclosure Is Present or Not Applicable	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	B	A	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010285	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Guidelines require a Verification of existence of business within XXX days of closing or after. Please provide a XXX per guidelines, for review.	Document Uploaded.	XXX	; Received an updated Sec of State search conducted on XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	C	A	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010284		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010283		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Closing Protection Letter Missing or Defective	Missing closing protection letter (XXX)	XXX: CPL		XXX: Received CPL	XXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010282		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Ineligible Property – Square Footage	XXX acre property > XXX acre max allowed	XXX: crse		XXX: Received crse	XXX	FICO XXX, XXX months reserves, XXX	C	B	C	B	A	A	C	B	N/A	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A
2025010281		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Property	Appraisal Review - Missing	Missing Appraisal Review for property located at: XXX	XXX: appraisal review		XXX: Received appraisal review	XXX		D	A	D	A	A	A	D	A	N/A	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010281		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010281		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010280		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Pending credit review	Document Uploaded.	XXX	ATR: Current Employment Was Verified; ATR: Current Employment Not Verified; Received copy of VOE dated XXX.; Received copy of VOE dated XXX.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010279		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010279	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete The lender is using $XXX Total Gross Income to qualify the loan. The final 1003 reflects XXX businesses with only XXX reflecting income of $XXX. Provide a final 1003 with all the qualifying income per business listed.	Document Uploaded.	XXX	The Final 1003 is Present; An updated 1003 showing the income correctly matches the income calculation worksheets and separates the amounts per XXX business. Re-reviewed the income calculations and confirm correctly input. .	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010279	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010279	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX Cure required. Refund in the amount of $XXX, cure requires a cure package with a post closing CD, letter of explanation, and proof of refund. COC in file indicates the XXX was added on XXX as a result of underwriting guidelines; however, the XXX Fee of $XXX was added on the Final CD issued XXX.	Document Uploaded. ; Document Uploaded.	XXX	Lender confirmed the fee was disclosed, it was just listed in the wrong section. Exception resolved; Lender confirmed the fee was disclosed, it was just listed in the wrong section. Exception resolved; The LE provided did not disclose the AVM fee. The fee was not disclosed until the final CD on XXX which is not within XXX days of the XXX dated XXX; exception retained, cure package required	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010279	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)).	Document Uploaded.	XXX	Evidence of appraisal delivery provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	B	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010279	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Purchase Contract is Expired	The purchase contract expired XXX. Please a Purchase Contract Addendum extending the contract to XXX, the loan date.	Document Uploaded.	XXX	; Received updated addendum to the purchase agreement - showing settlement date extended to XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010278	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing verification of the existence of the business within XXX (XXX) days of closing.	Document Uploaded.	XXX	Income and Employment Meet Guidelines; Received an updated business search dated XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010278		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010278		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010277		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% XXX Auto lease of $XXX monthly was not included into the monthly liabilities to have the DTI exceed the max limit of XXX%.			; Document Uploaded. Written VOE provided confirming borrower is paid an allotted amount for a XXX. These funds are used towards the current lease which was included in the calculation. Updating accordingly.	XXX	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010277		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Property	Hazard Insurance Missing or Defective	Hazard insurance is missing XXX in the mortgagee clause	XXX: XXX		XXX: Received updated XXX	XXX		C	A	C	A	C	A	C	A	N/A	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010276		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Title Insurance Missing or Defective	XXX report in file is missing mortgagee clause and loan XXX amount. Please provide title supplement or commitment with mortgagee clause and coverage amount	XXX: XXX supplement		XXX: Received title supplement	XXX		C	A	C	A	C	A	C	A	N/A	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010275		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010275	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing XXX payment on XXX. Guidelines require XXX.	Document Uploaded.	XXX	Housing History Meets Guideline Requirements; Received copy of bank statement showing the XXX payment.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010275	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010275	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010274	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Missing Letter of Explanation (XXX)	Missing required letter of explanation for inquiries on the credit report within XXX days as required by guidelines.	Copy of XXX for the credit report was located. Cleared.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010274	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Missing Verbal VOE completed within XXX days prior to closing.	Document Uploaded.	XXX	ATR: Current Employment Was Verified	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010274	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX 3rd Party VOE Prior to Close Missing	Borrower XXX XXX Party VOE Prior to Close Missing Guidelines require a completed Verbal VOE XXX days prior to closing. Missing XXX XXX completed within XXX days prior to closing. Provide Verbal VOE completed within XXX days prior to closing.	Document Uploaded.	XXX	Borrower XXX XXX Party VOE Prior to Close Was Provided	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010274	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. Per guidelines NSF and overdraft activity must be reviewed for acceptability. The bank statements document XXX overdrafts in the XXX month period.	Document Uploaded.	XXX	Approved Exception for NSF count received.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010274	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Per Guidelines assets must be sourced or seasoned for XXX days. The file contains XXX asset accounts that have less than XXX days verification.	Document Uploaded. ; Document Uploaded.	XXX	Resolved; Asset Qualification Meets Guideline Requirements; Asset Qualification Does Not Meet Guideline Requirements; Received copy of asset documentation. Re-reviewed; the accounts in question are #XXX & #XXX. Additional documentation still pending. We need XXX days of source or seasoning on these accounts. The provided documentation, shows less than XXX days. Please provide sufficient documentation for these accounts - #XXX & #XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010274	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Asset XXX Does Not Meet Guideline Requirements	Asset Record XXX Does Not Meet G/L Requirements Per Guidelines assets must be sourced or seasoned for XXX days. The file contains less than XXX days asset verification for Asset Record XXX. Provide proof of XXX days source or seasoning for Asset Record XXX.	Document Uploaded. ; Document Uploaded.	XXX	Asset Record XXX Meets XXX Requirements Or Not Applicable; Received copy of asset documentation. Re-reviewed; the accounts in question are #XXX & #XXX. Additional documentation still pending. We need XXX days of source or seasoning on these accounts. The provided documentation, shows less than XXX days. Please provide sufficient documentation for these accounts - #XXX & #XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010274	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Asset XXX Does Not Meet Guideline Requirements	Asset Record XXX Does Not Meet XXX Requirements Per Guidelines assets must be sourced or seasoned for XXX days. The file contains less than XXX days asset verification for Asset Record XXX. Provide proof of XXX days source or seasoning for Asset Record XXX.	Document Uploaded. ; Document Uploaded.	XXX	Asset Record XXX Meets XXX Requirements Or Not Applicable; Received copy of asset documentation. Re-reviewed; the accounts in question are #XXX & #XXX. Additional documentation still pending. We need XXX days of source or seasoning on these accounts. The provided documentation, shows less than XXX days. Please provide sufficient documentation for these accounts - #XXX & #XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010274	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	1004D Completion Report is not on an as-is basis	Subject is in Subject to Completion condition. Provide Completion Report XXX.	Document Uploaded.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010274	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	Subject property appraisal is not on an as-is basis (Primary Value)	Primary Value Subject Property Appraisal is not on an As-Is Basis Missing Completion Cert. Provide Completion Cert.	Document Uploaded.	XXX	Primary Value Subject Property Appraisal is completed on an As-Is Basis or Not Applicable	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010274	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Document Uploaded.	XXX	Affiliated business disclosure provided, exception resolved.; Required Affiliated Business Disclosure Resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	B	A	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010273	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing	Document Uploaded.	XXX	• Homeownership Counseling disclosure provided, exception resolved.; Homeownership Counseling Disclosure Is Present or Not Applicable	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	B	A	D	B	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010273	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010273	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010273	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	Missing evidence of appraisal delivery. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Document Uploaded.	XXX	Appraisal delivery provided; XXX compliant, exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010273	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	XXX Rate Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX section of the full ComplianceAnalyzer report.

While the XXX Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and XXX may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	Document Uploaded.	XXX	Appraisal delivery provided; XXX compliant, exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010273	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided.	Document Uploaded.	XXX	Evidence of Appraisal Delivery to the Borrower Provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010272	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)).	Document Uploaded.	XXX	Evidence of appraisal delivery provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010272		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010272		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010272		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Test	XXX loan with established XXX; however, missing evidence of appraisal delivery to borrower. Unable to downgrade. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Document Uploaded.	XXX	Appraisal delivery provided; XXX compliant - Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010272		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided.	Document Uploaded.	XXX	Evidence of Appraisal Delivery to the Borrower Provided.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010271		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)).	Document Uploaded.	XXX	Evidence of appraisal delivery provided.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010271		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010270		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010270		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010270		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010269		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. CRSE in the file cites this exception and approval is granted			Overdraft/NSF count exceeds tolerance. CRSE in the file cites this exception and approval is granted	XXX	Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010269	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010269	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010268	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010267		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Excessive LTV Ratio	XXX% LTV > XXX% LTV limit allowed on vacant cash-out refinance transactions per guidelines	XXX: crse		XXX: Received exception approval	XXX	DSCR XXX, XXX, XXX months reserves	C	B	C	B	C	B	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
2025010267	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That Cannot Increase Test	XXX cure required:
Refund in the amount of $XXX requires a PCCD, LOE, Copy of refund check and proof of delivery OR valid XXX.
														The XXX tolerance violation is due to the increase in the appraisal fee on the LE dated XXX. It appears the cure was on the Initial CD, however on the Final CD it was removed. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Document Uploaded.	XXX	Cure package provided to borrower; exception downgraded to a XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025010267		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Guidelines require a XXX letter confirming percentage of ownership. Please provide a XXX letter for review.	Document Uploaded.	XXX	; Received copy of the Articles of XXX showing borrower is XXX member of the XXX. Cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025010267		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower 1 CPA Letter Missing	Borrower XXX XXX Letter Missing Guidelines require a XXX letter confirming percentage of ownership. Please provide a XXX letter for review.	Document Uploaded.	XXX	Borrower XXX CPA Letter Provided; Received copy of the Articles of XXX showing borrower is XXX member of the business. Cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025010266		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2025010266		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010266		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010265		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010265		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010265		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010264		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010264	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010264	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower does not meet residual income requirement	Residual income of $XXX does not meet guideline minimum of $XXX. no XXX required	Residual Income is not a requirement for an Asset Qualifier loan. Cleared. ;	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010263	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. XXX XXX XXX, XXX not eligible. TPV requiired	Document Uploaded.	XXX	Third party valuation product provided within tolerance.; XXX provided.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010262		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Credit Report Missing or Defective	Credit Report Missing for Guarantor: XXX	XXX: uploaded		XXX: Received	XXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010262		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010262		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010261		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010261	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Audited income documentation revealed XXX months’ business and personal bank statements which exceeds guidelines requiring XXX months’ personal bank statements. CRSE approved exception to guidelines. Exception Type, Program – Income – Documentation. Guideline, XXX bank statements to be used for income (loan locked under XXX ). Rationale, Used XXX bank statements and XXX bank statements for XXX separate income streams.
Income and Employment Do Not Meet Guidelines Audited income documentation revealed XXX months’ XXX and XXX bank statements which exceeds guidelines requiring XXX months’ XXX bank statements. CRSE approved exception to guidelines. Exception Type, Program – Income – Documentation. Guideline, XXX bank statements to be used for income (loan locked under XXX). Rationale, Used XXX bank statements and XXX bank statements for XXX separate income streams.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	B	B	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010261	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX). Missing XXX Notice for borrower XXX.	Document Uploaded.	XXX	XXX Credit Score Disclosure is provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	B	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010261	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX Credit Report is Missing	Borrower XXX Credit Report is Missing. The Original Credit report dated XXX is not present in the file.	Document Uploaded.	XXX	Borrower XXX Credit Report is not missing.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010260	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Borrower XXX Credit Report is Missing	Borrower XXX Credit Report is Missing. The Original Credit report dated XXX is not present in the file.	Document Uploaded.	XXX	Borrower XXX Credit Report is not missing.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	B	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2025010259		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	Credit Report Missing or Defective	Missing credit report for borrower: XXX	XXX: Uploaded XXX credit report.		XXX: Received credit report	XXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
2025010259	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010259	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010258	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. The loan file is missing the 1008 and Credit Risk Summary.	Document Uploaded. Uploaded 1008 and XXX.	XXX	XXX and XXX received. ; Approval/Underwriting Summary is fully present	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010258	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025010258	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
66052410219780	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Resolved	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A